CAPITAL STRUCTURE - Shares Repurchased for Retirement - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	May. 20, 2015	Aug. 07, 2014	Dec. 31, 2013
Capital Structure [Line Items]
Shares repurchased for retirement			$ 300,495,000
Treasury shares, shares		12,935,230	17,684,386			16,222,246
Ordinary shares, issued		1,630,924,523	1,633,701,920			1,666,633,448
Ordinary shares, outstanding		1,617,989,293	1,616,017,534			1,650,411,202
Shares Purchased For Retirement [Member]
Capital Structure [Line Items]
Treasury shares, shares		0	3,717,816
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)	[1]		(36,649,344)
Retirement of shares (in shares)	[1]	3,717,816	32,931,528
Shares repurchased for retirement			$ 300,495,000
Treasury Shares [Member] | 2014 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount					$ 500,000,000
Shares repurchased for retirement (in ADSs or in shares)		0	36,649,344
Retirement of shares (in shares)		3,717,816	32,931,528
Share repurchased for retirement, average market price per ADS or per share			$ 8.20
Shares repurchased for retirement			$ 300,495,000
Treasury Shares [Member] | 2014 Stock Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)			12,216,448
Share repurchased for retirement, average market price per ADS or per share			$ 24.60
Treasury Shares [Member] | 2015 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount				$ 500,000,000
Shares repurchased for retirement (in ADSs or in shares)		0
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)			0
Retirement of shares (in shares)		(3,717,816)	(32,931,528)
Shares repurchased for retirement			$ 0
Ordinary Shares [Member] | 2014 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)		3,717,816	32,931,528

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program and 2014 Stock Repurchase Program pending for retirement.